THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 55.8%

	Face Amount	Value
Communication Services — 3.9%
AT&T
Callable 03/15/2053 @ $100
3.500%, 09/15/2053	$55,000	$39,914
Comcast
Callable 08/15/2032 @ $100
5.500%, 11/15/2032	45,000	47,928
Directv Financing
Callable 02/05/2024 @ $104
5.875%, 08/15/2027(A)	170,000	159,728
Fox
Callable 07/13/2033 @ $100
6.500%, 10/13/2033	100,000	108,245
Meta Platforms
Callable 11/15/2052 @ $100
5.600%, 05/15/2053	70,000	75,868
Callable 02/15/2033 @ $100
4.950%, 05/15/2033	100,000	103,212
T-Mobile USA
Callable 10/15/2033 @ $100
5.750%, 01/15/2034	35,000	37,122
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	60,000	58,732
Verizon Communications
Callable 12/15/2031 @ $100
2.355%, 03/15/2032	85,000	70,701

		701,450

Consumer Discretionary — 6.9%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	136,364
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	133,221
Garda World Security
Callable 02/05/2024 @ $102
4.625%, 02/15/2027(A)	150,000	144,628
General Motors Financial
5.400%, 04/06/2026	15,000	15,095
Genuine Parts
Callable 08/01/2033 @ $100
6.875%, 11/01/2033	70,000	77,715

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Grupo Bimbo
Callable 05/10/2047 @ $100
4.700%, 11/10/2047(A)	$200,000	$178,418
Howard University
Callable 10/01/2032 @ $100
5.209%, 10/01/2052	15,000	13,603
IHO Verwaltungs GmbH
Callable 01/15/2024 @ $101
4.750%cash/0% PIK, 09/15/2026(A)	149,000	142,668
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	65,000	58,539
McDonald’s MTN
Callable 10/30/2025 @ $100
3.700%, 01/30/2026	35,000	34,408
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	134,125
Toyota Motor Credit MTN
4.400%, 09/20/2024	175,000	174,154

		1,242,938

Consumer Staples — 4.0%
BAT Capital
Callable 05/02/2033 @ $100
6.421%, 08/02/2033	50,000	52,315
Church & Dwight
Callable 08/15/2032 @ $100
5.600%, 11/15/2032	59,000	63,222
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	85,000	85,199
Constellation Brands
Callable 02/02/2024 @ $100
5.000%, 02/02/2026	40,000	39,855
General Mills
Callable 01/22/2024 @ $100
5.241%, 11/18/2025	120,000	119,760
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	117,781
Kellanova
Callable 12/01/2032 @ $100
5.250%, 03/01/2033	55,000	56,388

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kraft Heinz Foods
Callable 12/01/2049 @ $ 100
5.500%, 06/01/2050	$25,000	$25,768
PepsiCo
Callable 10/10/2026 @ $ 100
5.125%, 11/10/2026	35,000	35,740
Philip Morris International
Callable 12/15/2029 @ $ 100
5.125%, 02/15/2030	60,000	60,979
Unilever Capital
Callable 09/08/2033 @ $ 100
5.000%, 12/08/2033	55,000	57,049

		714,056

Energy — 4.6%
Archrock Partners
Callable 02/05/2024 @ $ 103
6.875%, 04/01/2027(A)	150,000	150,375
Devon Energy
Callable 01/15/2025 @ $ 102
4.500%, 01/15/2030	25,000	24,003
Enbridge
Callable 05/15/2053 @ $ 100
6.700%, 11/15/2053	30,000	34,891
Energy Transfer
Callable 10/01/2030 @ $ 100
6.400%, 12/01/2030	80,000	85,536
Callable 12/15/2024 @ $ 100
4.050%, 03/15/2025	100,000	98,377
Kinder Morgan
Callable 03/01/2025 @ $ 100
4.300%, 06/01/2025	200,000	197,461
MPLX
Callable 12/01/2032 @ $ 100
5.000%, 03/01/2033	25,000	24,490
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	198,104
Valero Energy
Callable 06/01/2051 @ $ 100
3.650%, 12/01/2051	25,000	18,161

		831,398

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — 9.8%
Ally Financial
Callable 01/03/2029 @ $100
6.848%, SOFRRATE + 2.820%, 01/03/2030(B)	$50,000	$51,370
American Express
Callable 01/13/2026 @ $100
4.900%, 02/13/2026	35,000	35,084
Bank of America
Callable 04/25/2033 @ $100
5.288%, SOFRRATE + 1.910%, 04/25/2034(B)	135,000	135,311
Capital One Financial
Callable 02/01/2033 @ $100
5.817%, SOFRRATE + 2.600%, 02/01/2034(B)	15,000	14,927
Citigroup
Callable 11/17/2032 @ $100
6.270%, SOFRRATE + 2.338%, 11/17/2033(B)	25,000	26,750
Callable 09/29/2025 @ $100
5.610%, SOFRRATE + 1.546%, 09/29/2026(B)	55,000	55,401
Goldman Sachs Group
Callable 10/24/2028 @ $100
6.484%, SOFRRATE + 1.770%, 10/24/2029(B)	25,000	26,526
Callable 08/23/2027 @ $100
4.482%, SOFRRATE + 1.725%, 08/23/2028(B)	50,000	49,117
Goldman Sachs Group
5.700%, 11/01/2024	55,000	55,131
JPMorgan Chase
Callable 10/23/2028 @ $100
6.087%, SOFRRATE + 1.570%, 10/23/2029(B)	25,000	26,285
Callable 06/01/2033 @ $100
5.350%, SOFRRATE + 1.845%, 06/01/2034(B)	60,000	60,854
Callable 07/24/2028 @ $100
5.299%, SOFRRATE + 1.450%, 07/24/2029(B)	40,000	40,589
Callable 08/01/2024 @ $100
5.000%, TSFR3M + 3.380%(B) (C)	240,000	235,624

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104
8.375%, 05/01/2028(A)	$200,000	$209,470
Morgan Stanley
Callable 01/19/2033 @ $100
5.948%, H15T5Y + 2.430%, 01/19/2038(B)	20,000	20,226
Callable 07/21/2033 @ $100
5.424%, SOFRRATE + 1.880%, 07/21/2034(B)	25,000	25,372
Callable 04/20/2028 @ $100
5.164%, SOFRRATE + 1.590%, 04/20/2029(B)	35,000	35,200
Callable 04/17/2024 @ $100
3.620%, SOFRRATE + 1.160%, 04/17/2025(B)	20,000	19,879
Northern Trust
Callable 10/01/2026 @ $100
4.600%, TSFR3M + 3.464%(B) (C)	185,000	176,399
PayPal Holdings
Callable 07/01/2029 @ $100
2.850%, 10/01/2029	75,000	68,601
Royal Bank of Canada MTN
4.950%, 04/25/2025	40,000	40,005
State Street
Callable 01/26/2025 @ $100
4.857%, SOFRRATE + 0.604%, 01/26/2026(B)	50,000	49,763
Toronto-Dominion Bank MTN
4.285%, 09/13/2024	70,000	69,423
US Bancorp
Callable 06/12/2028 @ $100
5.775%, SOFRRATE + 2.020%, 06/12/2029(B)	40,000	41,094
Callable 04/15/2027 @ $100
5.300%, TSFR3M + 3.176%(B) (C)	135,000	121,099
Wells Fargo
Callable 10/23/2033 @ $100
6.491%, SOFRRATE + 2.060%, 10/23/2034(B)	65,000	70,713

		1,760,213

Health Care — 5.7%
AbbVie
Callable 12/15/2043 @ $100
4.850%, 06/15/2044	30,000	29,200

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Amgen
Callable 02/22/2024 @ $100
3.625%, 05/22/2024	$155,000	$153,763
AMN Healthcare
Callable 02/05/2024 @ $101
4.625%, 10/01/2027(A)	150,000	141,937
Bristol-Myers Squibb
Callable 05/15/2053 @ $100
6.250%, 11/15/2053	25,000	28,613
Children’s Health System of Texas
Callable 02/15/2050 @ $100
2.511%, 08/15/2050	20,000	12,499
CHRISTUS Health
Callable 04/01/2028 @ $100
4.341%, 07/01/2028	20,000	19,540
CVS Health
Callable 01/20/2026 @ $100
5.000%, 02/20/2026	15,000	15,071
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	128,227
Stryker
Callable 11/08/2028 @ $100
4.850%, 12/08/2028	75,000	75,860
Sutter Health
Callable 02/15/2033 @ $100
5.164%, 08/15/2033	50,000	50,661
Callable 05/15/2028 @ $100
3.695%, 08/15/2028	30,000	28,739
Thermo Fisher Scientific
Callable 11/05/2026 @ $100
5.000%, 12/05/2026	95,000	96,426
UnitedHealth Group
Callable 08/15/2052 @ $100
5.875%, 02/15/2053	45,000	50,966
Willis-Knighton Medical Center
Callable 03/01/2048 @ $100
4.813%, 09/01/2048	155,000	136,524
Callable 09/01/2050 @ $100
3.065%, 03/01/2051	25,000	15,753
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	40,000	34,175

		1,017,954

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 7.9%
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	$150,000	$139,707
Burlington Northern Santa Fe
Callable 10/15/2053 @ $100
5.200%, 04/15/2054	30,000	31,223
Callable 03/01/2044 @ $100
4.550%, 09/01/2044	120,000	111,967
Canadian Pacific Railway
Callable 11/15/2042 @ $100
4.300%, 05/15/2043	25,000	21,904
Caterpillar Financial Services MTN
4.900%, 01/17/2025	45,000	44,998
Daimler Truck Finance North America
5.200%, 01/17/2025(A)	150,000	149,905
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	144,247
John Deere Capital MTN
2.125%, 03/07/2025	20,000	19,383
Johnson Controls International
Callable 01/02/2044 @ $100
4.625%, 07/02/2044	190,000	170,665
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	143,086
RTX
Callable 06/15/2043 @ $100
4.800%, 12/15/2043	4,000	3,720
Callable 06/16/2025 @ $100
3.950%, 08/16/2025	35,000	34,492
Tampa Electric
Callable 12/15/2047 @ $100
4.300%, 06/15/2048	220,000	184,396
Textron
Callable 08/15/2033 @ $100
6.100%, 11/15/2033	100,000	106,656
Callable 06/17/2029 @ $100
3.900%, 09/17/2029	20,000	19,013
Veralto
Callable 08/18/2026 @ $100
5.500%, 09/18/2026(A)	45,000	45,574

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 06/18/2033 @ $100
5.450%, 09/18/2033(A)	$60,000	$62,146

		1,433,082

Information Technology — 3.5%
Central Parent
Callable 06/15/2025 @ $104
8.000%, 06/15/2029(A)	150,000	156,564
Consensus Cloud Solutions
Callable 02/05/2024 @ $103
6.000%, 10/15/2026(A)	175,000	166,399
GoTo Group
Callable 02/05/2024 @ $103
5.500%, 09/01/2027(A)	78,000	37,728
Intuit
Callable 08/15/2026 @ $100
5.250%, 09/15/2026	30,000	30,582
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	177,308
Micron Technology
Callable 09/01/2029 @ $100
6.750%, 11/01/2029	25,000	27,014
Sierra Pacific Power
Callable 02/01/2026 @ $100
2.600%, 05/01/2026	20,000	19,046

		614,641

Materials — 3.8%
ATI
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	129,851
BHP Billiton Finance USA
Callable 06/08/2033 @ $100
5.250%, 09/08/2033	80,000	82,961
Carpenter Technology
Callable 02/05/2024 @ $103
6.375%, 07/15/2028	150,000	149,437
Ingevity
Callable 02/05/2024 @ $102
3.875%, 11/01/2028(A)	200,000	179,107
Rain CII Carbon
Callable 02/05/2024 @ $100
7.250%, 04/01/2025(A)	3,000	2,895

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	$150,000	$134,770

		679,021

Real Estate — 0.4%
Alexandria Real Estate Equities
Callable 10/15/2052 @ $100
5.150%, 04/15/2053	50,000	48,228
Public Storage Operating
Callable 02/01/2053 @ $100
5.350%, 08/01/2053	15,000	15,661

		63,889

Utilities — 5.3%
Alabama Power
Callable 08/15/2033 @ $100
5.850%, 11/15/2033	25,000	26,877
Ameren Illinois
Callable 03/01/2033 @ $100
4.950%, 06/01/2033	95,000	96,206
Atmos Energy
Callable 05/15/2053 @ $100
6.200%, 11/15/2053	85,000	99,645
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	20,000	20,454
Duke Energy Florida
Callable 05/15/2052 @ $100
5.950%, 11/15/2052	45,000	49,236
Callable 08/15/2033 @ $100
5.875%, 11/15/2033	65,000	70,067
Duke Energy Florida Project Finance
2.538%, 09/01/2029	124,490	116,550
Entergy Texas
Callable 03/01/2053 @ $100
5.800%, 09/01/2053	15,000	16,109
Callable 03/15/2052 @ $100
5.000%, 09/15/2052	20,000	18,998
Kansas Gas Service Securitization I
5.486%, 08/01/2032	32,842	33,579
Monongahela Power
Callable 11/15/2033 @ $100
5.850%, 02/15/2034(A)	20,000	20,985
NextEra Energy Capital Holdings
6.051%, 03/01/2025	75,000	75,668

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Oglethorpe Power
Callable 06/01/2053 @ $100
6.200%, 12/01/2053(A)	$35,000	$37,538
Callable 10/01/2046 @ $100
4.500%, 04/01/2047	25,000	21,178
Callable 02/01/2050 @ $100
3.750%, 08/01/2050	190,000	142,727
San Diego Gas & Electric
Callable 12/15/2031 @ $100
3.000%, 03/15/2032	100,000	88,607
Southern California Edison
Callable 08/01/2032 @ $100
5.950%, 11/01/2032	10,000	10,743

		945,167

TOTAL CORPORATE OBLIGATIONS (Cost $10,165,286)		10,003,809

U.S. TREASURY OBLIGATIONS — 17.7%

U.S. Treasury Bonds
4.375%, 08/15/2043	450,000	459,352
4.125%, 08/15/2053	345,000	348,719
4.000%, 11/15/2042	55,000	53,451
3.875%, 05/15/2043	110,000	104,861
3.875%, 02/15/2043	5,000	4,767
3.625%, 05/15/2053	145,000	134,057
U.S. Treasury Notes
5.000%, 09/30/2025	685,000	691,984
4.875%, 10/31/2030	25,000	26,441
4.875%, 10/31/2028	130,000	135,698
4.875%, 11/30/2025	70,000	70,725
4.625%, 09/30/2030	55,000	57,333
4.625%, 09/30/2028	10,000	10,322
4.625%, 10/15/2026	225,000	228,340
4.500%, 11/15/2033	285,000	299,205
4.375%, 11/30/2028	210,000	214,889
3.875%, 08/15/2033	340,000	339,575

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,057,512)		3,179,719

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — 14.7%

	Face Amount	Value
FHLMC
5.000%, 08/01/2038 - 07/01/2043	$249,430	$250,868
3.000%, 06/01/2052	338,238	299,737
2.500%, 05/01/2052	399,957	340,418
2.000%, 10/01/2051 - 02/01/2052	958,242	783,989
FNMA
5.000%, 11/01/2037 - 04/01/2053	376,625	374,983
4.500%, 07/01/2052	118,273	114,810
4.000%, 08/01/2037 - 10/01/2052	286,502	274,655
2.500%, 03/01/2052	241,951	206,114

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,685,431)		2,645,574

ASSET-BACKED SECURITIES — 5.5%

Automotive — 2.4%
Fifth Third Auto Trust, Ser 2023-1, Cl A3
Callable 02/15/2027 @ $100
5.530%, 08/15/2028	35,000	35,486
Ford Credit Auto Owner Trust 2022-REV1, Ser 2022-1, Cl A
Callable 05/15/2027 @ $100
3.880%, 11/15/2034 (A)	100,000	97,287
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
Callable 01/15/2025 @ $100
3.190%, 07/15/2031 (A)	100,000	97,933
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
Callable 01/15/2024 @ $100
3.520%, 07/15/2030 (A)	100,000	99,911
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
Callable 12/20/2024 @ $100
4.010%, 09/22/2025	59,190	58,833
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
Callable 02/20/2026 @ $100
5.380%, 11/20/2026	15,000	15,100
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100
3.730%, 07/20/2026	20,000	19,692

		424,242

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — 3.1%
American Express Credit Account Master Trust, Ser 2021-1, Cl A
0.900%, 11/15/2026	$100,000	$96,397
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	100,000	98,296
John Deere Owner Trust, Ser 2023-A, Cl A3
Callable 10/15/2026 @ $100
5.010%, 11/15/2027	40,000	40,076
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
Callable 05/15/2027 @ $100
5.610%, 07/15/2026 (A)	100,000	100,301
Sierra Timeshare Receivables Funding, Ser 2023-1A, Cl B
Callable 03/20/2027 @ $100
5.830%, 01/20/2040 (A)	66,203	66,637
T-Mobile US Trust, Ser 2022-1A, Cl A
Callable 11/20/2025 @ $100
4.910%, 05/22/2028 (A)	100,000	99,794
Verizon Master Trust, Ser 2023-2, Cl A
Callable 04/20/2025 @ $100
4.890%, 04/13/2028	60,000	59,806

		561,307

TOTAL ASSET-BACKED SECURITIES (Cost $978,660)		985,549

MUNICIPAL BONDS — 3.0%

Los Angeles Unified School District, Ser RY, 6.758%, 07/01/2034	100,000	112,954
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ $100
3.052%, 07/01/2040	75,000	57,774
Massachusetts State, Commonwealth, Ser A, RB
3.769%, 07/15/2029	65,000	63,536
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	100,200

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Oklahoma State, Development Finance Authority, RB
4.623%, 06/01/2044	$60,000	$58,765
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/2053	120,000	111,965
Texas State, GO
5.517%, 04/01/2039	25,000	26,774

TOTAL MUNICIPAL BONDS (Cost $541,047)		531,968

LOAN OBLIGATION — 0.8%

Financials — 0.8%
Osaic Holdings, Term B-2 Loan
9.856%, CME Term SOFR + 4.500%, 08/17/2028	144,750	145,060

TOTAL LOAN OBLIGATION (Cost $143,424)		145,060

TOTAL INVESTMENTS — 97.5% (Cost $17,571,360)		$17,491,679

A list of the open forward contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/20/24	USD	39,656	PLN	159,299	$786
HSBC	03/20/24	USD	10,000	PLN	39,218	(43)
HSBC	03/20/24	USD	51,000	RON	231,709	364
HSBC	03/20/24	PLN	56,008	USD	14,000	(219)
HSBC	03/20/24	BRL	68,758	USD	13,894	(157)
HSBC	03/20/24	ILS	73,822	USD	20,000	(437)
HSBC	03/20/24	USD	65,616	IDR	1,019,523,777	595
HSBC	03/20/24	USD	12,000	IDR	184,757,160	(1)
HSBC	03/20/24	USD	79,000	ILS	289,912	1,261
HSBC	03/20/24	USD	90,000	CZK	2,005,671	(499)
HSBC	03/20/24	USD	54,901	ZAR	1,040,073	1,573
HSBC	03/20/24	USD	39,000	ZAR	713,157	(277)
HSBC	03/20/24	USD	105,000	THB	3,578,451	546

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/20/24	USD	112,335	PHP	6,212,448	$(125)
HSBC	03/20/24	USD	114,797	KRW	150,127,450	1,656
HSBC	03/20/24	GBP	251,177	USD	315,561	(4,725)
HSBC	03/20/24	USD	255,000	CLP	223,899,272	(1,971)
HSBC	03/20/24	USD	265,204	SEK	2,760,995	9,378
HSBC	03/20/24	USD	274,265	NOK	2,931,324	14,751
HSBC	03/20/24	CHF	277,965	USD	321,243	(11,907)
HSBC	03/20/24	USD	174,305	NZD	280,000	2,732
HSBC	03/20/24	USD	107,535	NZD	170,000	(48)
HSBC	03/20/24	USD	255,000	HUF	90,770,569	4,400
HSBC	03/20/24	USD	37,000	HUF	12,940,314	(20)
HSBC	03/20/24	USD	329,536	EUR	300,000	2,681
HSBC	03/20/24	USD	281,243	BRL	1,393,152	3,458
HSBC	03/20/24	USD	96,000	BRL	467,445	(474)
HSBC	03/20/24	AUD	390,477	USD	259,699	(7,014)
HSBC	03/20/24	USD	393,115	COP	1,606,720,399	15,092
HSBC	03/20/24	USD	349,243	SGD	465,227	4,531
HSBC	03/20/24	USD	60,000	SGD	78,740	(124)
HSBC	03/20/24	USD	296,488	CNH	2,111,207	1,395
HSBC	03/20/24	USD	117,000	CNH	826,762	(347)
HSBC	03/20/24	EUR	416,396	USD	451,439	(9,674)
HSBC	03/20/24	USD	446,273	MXN	7,832,338	9,178
HSBC	03/20/24	USD	10,000	MXN	171,842	(7)
HSBC	03/20/24	USD	396,234	AUD	600,042	13,621
HSBC	03/20/24	USD	61,607	AUD	90,000	(133)
HSBC	03/20/24	USD	364,000	INR	30,432,646	404
HSBC	03/20/24	USD	117,000	INR	9,751,024	(240)
HSBC	03/20/24	SEK	533,204	USD	51,243	(1,784)
HSBC	03/20/24	SGD	562,424	USD	421,480	(6,205)
HSBC	03/20/24	USD	490,331	TWD	15,233,396	14,319
HSBC	03/20/24	USD	90,000	TWD	2,712,748	(133)
HSBC	03/20/24	MXN	614,900	USD	35,000	(757)
HSBC	03/20/24	NZD	704,687	USD	433,417	(12,141)
HSBC	03/20/24	USD	728,544	CHF	627,204	23,179
HSBC	03/20/24	CAD	105,430	USD	80,000	349
HSBC	03/20/24	CAD	677,484	USD	500,000	(11,830)
HSBC	03/20/24	USD	1,111,584	CAD	1,506,395	26,476
HSBC	03/20/24	RON	1,309,054	USD	284,000	(6,184)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/20/24	ZAR	1,475,317	USD	77,000	$(3,107)
HSBC	03/20/24	NOK	304,177	USD	30,000	9
HSBC	03/20/24	NOK	2,639,570	USD	250,000	(10,250)
HSBC	03/20/24	CNH	3,078,396	USD	432,000	(2,350)
HSBC	03/20/24	PHP	221,168	USD	4,000	5
HSBC	03/20/24	PHP	4,714,244	USD	84,000	(1,149)
HSBC	03/20/24	THB	5,732,936	USD	164,264	(4,828)
HSBC	03/20/24	TWD	8,264,289	USD	266,000	(7,778)
HSBC	03/20/24	CZK	9,074,111	USD	401,770	(3,153)
HSBC	03/20/24	INR	3,419,921	USD	41,000	49
HSBC	03/20/24	INR	41,673,117	USD	498,321	(678)
HSBC	03/20/24	KRW	45,755,150	USD	35,000	(492)
HSBC	03/20/24	HUF	102,554,920	USD	288,131	(4,945)
HSBC	03/20/24	CLP	236,522,994	USD	269,525	2,230
HSBC	03/20/24	IDR	859,614,698	USD	55,000	(826)
HSBC	03/20/24	COP	1,040,206,254	USD	255,000	(9,277)
HSBC	03/21/24	USD	180,000	JPY	25,363,102	2,105
HSBC	03/21/24	JPY	91,239,819	USD	638,754	(16,340)

						$14,474

Percentages are based on Net Assets of $17,940,258.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2023 was $4,134,867 and represents 23.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND DECEMBER 31, 2023 (Unaudited)

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 30-day Average 3 Month

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

MES-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 78.8%

	Face Amount	Value
Communication Services — 3.4%
Beasley Mezzanine Holdings
Callable 02/05/2024 @ $102
8.625%, 02/01/2026(A)	$1,487,000	$981,420
Spanish Broadcasting System
Callable 01/16/2024 @ $105
9.750%, 03/01/2026(A)	1,110,000	643,800
Urban One
Callable 02/05/2024 @ $104
7.375%, 02/01/2028(A)	1,653,000	1,405,017

		3,030,237

Consumer Discretionary — 14.3%
Arrow Bidco
Callable 09/15/2024 @ $102
10.750%, 06/15/2025(A)	1,023,000	1,058,805
Brightline Trains Florida
Callable 02/05/2024 @ $104
8.000%, 01/01/2028(A)	1,181,000	1,062,900
Carnival
Callable 11/01/2024 @ $103
6.000%, 05/01/2029(A)	1,063,000	1,022,824
Jacobs Entertainment
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	711,000	668,340
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	568,000	533,920
NCL Finance
Callable 12/15/2027 @ $100
6.125%, 03/15/2028(A)	1,082,000	1,035,725
NES Fircroft Bondco
Callable 09/29/2024 @ $106
11.750%, 09/29/2026(A)	1,000,000	1,030,009
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	923,000	753,208
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	204,000	159,120
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	1,149,000	1,086,299

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Staples
Callable 02/05/2024 @ $103
10.750%, 04/15/2027(A)	$1,448,000	$1,055,061
SWF Escrow Issuer
Callable 10/01/2024 @ $103
6.500%, 10/01/2029(A)	670,000	481,563
Tenneco
Callable 11/17/2024 @ $ 104
8.000%, 11/17/2028(A)	1,210,000	1,033,038
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	1,104,000	1,021,200
Upbound Group
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	833,000	781,779

		12,783,791

Consumer Staples — 1.0%
HLF Financing S.A.R.L.
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	1,170,000	918,696

Energy — 16.0%
Borr IHC
Callable 11/15/2025 @ $ 105
10.000%, 11/15/2028(A)	677,000	704,080
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	1,044,000	1,002,320
CSI Compressco
Callable 02/05/2024 @ $108
10.000%, 04/01/2026(A)	518,000	534,835
Callable 02/05/2024 @ $102
7.500%, 04/01/2025(A)	886,000	885,034
Ferrellgas Escrow
Callable 04/01/2024 @ $103
5.875%, 04/01/2029(A)	1,200,000	1,133,589
Greenfire Resources
Callable 10/01/2025 @ $106
12.000%, 10/01/2028(A)	1,278,000	1,269,309
ITT Holdings
Callable 08/01/2024 @ $103
6.500%, 08/01/2029(A)	1,346,000	1,190,726
Odfjell Rig III
Callable 12/01/2025 @ $105
9.250%, 05/31/2028	940,180	961,334

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Shelf Drilling Holdings
Callable 10/15/2025 @ $105
9.625%, 04/15/2029(A)	$1,312,000	$1,283,875
Solaris Midstream Holdings
Callable 02/05/2024 @ $104
7.625%, 04/01/2026(A)	1,023,000	1,036,762
Summit Midstream Holdings
Callable 01/22/2024 @ $101
12.000%, 10/15/2026(A)	520,000	501,800
Callable 02/05/2024 @ $104
9.000%, 10/15/2026(A) (B)	973,000	965,235
TransMontaigne Partners
Callable 01/22/2024 @ $102
6.125%, 02/15/2026	897,000	809,543
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(A)	1,246,000	1,245,355
Welltec International APS
Callable 01/15/2024 @ $104
8.250%, 10/15/2026(A)	691,000	701,685

		14,225,482

Financials — 5.6%
Burford Capital Global Finance
Callable 04/15/2025 @ $103
6.875%, 04/15/2030(A)	1,103,000	1,064,474
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104
8.375%, 05/01/2028(A)	1,095,000	1,146,848
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	1,426,000	1,334,023
VistaJet Malta Finance
Callable 02/01/2025 @ $103
6.375%, 02/01/2030(A)	2,069,000	1,444,931

		4,990,276

Industrials — 16.9%
Alta Equipment Group
Callable 02/05/2024 @ $103
5.625%, 04/15/2026(A)	1,214,000	1,171,130
Brand Industrial Services
Callable 08/01/2026 @ $105
10.375%, 08/01/2030(A)	929,000	982,445

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cimpress
Callable 01/22/2024 @ $102
7.000%, 06/15/2026	$1,373,000	$1,342,108
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	1,181,000	1,063,337
F-Brasile
Callable 01/16/2024 @ $102
7.375%, 08/15/2026(A)	1,302,000	1,272,516
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	1,014,000	975,107
Innovate
Callable 01/16/2024 @ $104
8.500%, 02/01/2026(A)	1,454,000	1,119,580
Navios South American Logistics
Callable 02/05/2024 @ $103
10.750%, 07/01/2025(A)	1,169,000	1,154,388
New Enterprise Stone & Lime
Callable 02/05/2024 @ $105
9.750%, 07/15/2028(A)	846,000	846,000
Park-Ohio Industries
Callable 02/05/2024 @ $102
6.625%, 04/15/2027	1,501,000	1,388,425
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	1,275,000	1,262,250
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	952,000	910,422
Spirit AeroSystems
Callable 11/15/2026 @ $105
9.750%, 11/15/2030(A)	1,155,000	1,241,595
Triumph Group
Callable 02/05/2024 @ $100
7.750%, 08/15/2025	369,000	367,816

		15,097,119

Information Technology — 4.8%
Consensus Cloud Solutions
Callable 10/15/2026 @ $102
6.500%, 10/15/2028(A)	1,426,000	1,293,462
Exela Intermediate
Callable 01/16/2024 @ $100
11.500%, 04/15/2026(A)	126,900	22,207

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GoTo Group
Callable 02/05/2024 @ $103
5.500%, 09/01/2027(A)	$1,259,000	$608,969
ION Trading Technologies S.A.R.L.
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	1,301,000	1,147,651
Virtusa
Callable 02/05/2024 @ $104
7.125%, 12/15/2028(A)	1,406,000	1,203,888

		4,276,177

Materials — 16.8%
ASP Unifrax Holdings
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	1,191,000	605,856
Calderys Financing
Callable 06/01/2025 @ $106
11.250%, 06/01/2028(A)	1,081,000	1,132,229
Cerdia Finanz GMBH
Callable 02/15/2024 @ $105
10.500%, 02/15/2027(A)	1,183,000	1,203,844
Clydesdale Acquisition Holdings
Callable 04/15/2025 @ $103
6.625%, 04/15/2029(A)	1,000,000	983,570
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	931,000	788,352
Conuma Resources
Callable 05/01/2026 @ $110
13.125%, 05/01/2028(A)	991,000	955,296
GPD
Callable 02/05/2024 @ $103
10.125%, 04/01/2026(A)	1,169,000	1,080,589
JW Aluminum Continuous Cast
Callable 01/22/2024 @ $103
10.250%, 06/01/2026(A)	688,000	692,568
Mativ Holdings
Callable 02/05/2024 @ $102
6.875%, 10/01/2026(A)	1,331,000	1,276,737
Mauser Packaging Solutions Holding
Callable 08/15/2024 @ $104
7.875%, 08/15/2026(A)	1,200,000	1,221,217
Mercer International
Callable 10/01/2025 @ $106
12.875%, 10/01/2028(A)	1,189,000	1,299,639

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Rain Carbon
Callable 03/01/2026 @ $106
12.250%, 09/01/2029(A)	$1,340,000	$1,309,850
Rain CII Carbon
Callable 02/05/2024 @ $100
7.250%, 04/01/2025(A)	24,000	23,160
TMS International
Callable 04/15/2024 @ $103
6.250%, 04/15/2029(A)	1,574,000	1,298,550
Trident TPI Holdings
Callable 12/31/2025 @ $106
12.750%, 12/31/2028(A)	1,000,000	1,070,000

		14,941,457

TOTAL CORPORATE OBLIGATIONS (Cost $72,888,740)		70,263,235

LOAN OBLIGATIONS — 14.0%

Communication Services — 1.2%
DirectTV Financing, LLC, Closing Date Draw Term Loan
10.650%, CME Term SOFR + 5.260%, 08/02/2027	279,125	278,813
Research Now Group, Inc., Initial Term Loan, 1st Lien
11.134%, CME Term SOFR + 5.760%, 12/20/2024	1,072,620	794,039

		1,072,852

Energy — 0.9%
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien
11.390%, CME Term SOFR + 6.010%, 06/22/2026	815,729	815,835

Financials — 1.6%
RLG Holdings, Term Loan, 2nd Lien
12.970%, CME Term SOFR + 7.610%, 07/02/2029	996,000	886,440
Runner Buyer Inc., Initial Term Loan, 1st Lien
11.003%, CME Term SOFR + 5.610%, 10/08/2028	659,950	515,863

		1,402,303

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — 3.6%
ARC Falcon I, Term Loan, 2nd Lien
12.456%, CME Term SOFR + 7.100%, 09/22/2029	$740,000	$664,150
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
12.220%, CME Term SOFR + 6.860%, 03/30/2029	380,000	357,557
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
9.788%, CME Term SOFR + 4.400%, 10/09/2025	241,751	195,456
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
6.894%, CME Term SOFR + 1.510%, 10/09/2026	506,868	354,807
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien
9.610%, CME Term SOFR + 4.260%, 10/19/2026	357,008	356,561
One Stop Mailing, LLC, Term Loan, 1st Lien
11.720%, CME Term SOFR + 6.360%, 05/07/2027	962,584	914,455
Rand Parent/Atlas Air, Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 02/08/2028	337,450	335,678

		3,178,664

Information Technology — 4.8%
Bracket Holdings/Signant Health, Term Loan, 1st Lien
10.448%, CME Term SOFR + 5.100%, 05/08/2028	875,600	874,322
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
16.000%, PRIME + 7.500%, 01/14/2027	140,000	28,263
Dodge Data & Analytics, Term Loan 2nd Lien
13.748%, CME Term SOFR + 8.400%, 02/10/2030	1,000,000	440,000
Emerald EMS, Term Loan, 1st Lien
11.788%, CME Term SOFR + 6.400%, 12/29/2027	621,563	555,260
Magenta Buyer, LLC., Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.260%, 07/27/2028 (C)	1,429,751	1,004,400

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
Redstone Holdco, Term Loan, 1st Lien
10.220%, CME Term SOFR + 4.860%, 04/27/2028	$526,382	$395,529
Venga Finance S.A.R.L, Initial Dollar Term Loan
10.400%, CME Term SOFR + 0.000%, 06/28/2029 (C)	1,000,000	990,630

		4,288,404

Materials — 1.9%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.818%, CME Term SOFR + 7.470%, 10/10/2025	577,721	572,666
Opta Inc., Term Loan, 1st Lien
12.389%, CME Term SOFR + 7.010%, 11/09/2028 (C)	295,000	286,150
12.377%, CME Term SOFR + 0.000%, 11/09/2028	885,000	858,450

		1,717,266

TOTAL LOAN OBLIGATIONS (Cost $14,183,219)		12,475,324

EXCHANGE TRADED FUND — 3.5%

	Shares
iShares iBoxx High Yield Corporate Bond ETF	40,000	3,095,600

TOTAL EXCHANGE TRADED FUND (Cost $3,107,200)		3,095,600

COMMON STOCK — 0.4%

Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(D)(E)	90,461	904
PSS Industrial Offering, Class A *(D)(E)	1,353	70,343
PSS Industrial Offering, Class B *(D)(E)	351	18,270

		89,517

Energy — 0.3%
Greenfire Resources *	56,516	274,668

TOTAL COMMON STOCK (Cost $1,245,328)		364,185

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

PREFERRED STOCK — 0.0%

	Shares	Value
Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(D)(E)	22,590	$226

TOTAL PREFERRED STOCK (Cost $30,496)		226

RIGHTS — 0.0%

	Number of Rights
Industrials — 0.0%
Altera Infrastructure *(D)(E)	2,800	—

TOTAL RIGHTS (Cost $633,990)		—

WARRANT — 0.0%

	Number of Warrants
Energy — 0.0%
Greenfire Resources *	4,480	538

TOTAL WARRANT (Cost $45)		538

TOTAL INVESTMENTS — 96.7% (Cost $92,089,018)		$86,199,108

Percentages are based on Net Assets of $89,186,091.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2023 was $65,394,009 and represents 73.3% of Net Assets.

(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2023. The coupon on a step bond changes on a specified date.
(C)	Unsettled Bank Loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of December 31, 2023 was $89,743 and represented 0.1% of the Net Assets.

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND DECEMBER 31, 2023 (Unaudited)

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2023, is as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$904
PSS Industrial Offering, Class A	1,353	5/31/2022	77,451	70,343
PSS Industrial Offering, Class B	351	6/30/2022	527,705	18,270
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,496	226
Rights
Altera Infrastructure	2,800	12/5/2022	633,990	–

			$1,870,659	$89,743

MES-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%

	Shares	Value
Communication Services — 1.3%
Nexstar Media Group, Cl A	2,296	$359,898

Consumer Discretionary — 11.5%
Academy Sports & Outdoors	4,885	322,410
Bright Horizons Family Solutions *	3,168	298,552
Brunswick	4,473	432,763
Gentex	8,615	281,366
Kontoor Brands	6,745	421,023
Meritage Homes	2,160	376,272
Ollie’s Bargain Outlet Holdings *	4,294	325,872
RH *	814	237,265
VF	15,110	284,068
Wendy’s	14,255	277,687

		3,257,278

Consumer Staples — 2.3%
Lancaster Colony	2,229	370,883
Sprouts Farmers Market *	5,885	283,128

		654,011

Energy — 7.3%
Antero Resources *	12,492	283,318
ChampionX *	11,481	335,360
Green Plains *	8,975	226,349
Kosmos Energy *	40,628	272,614
Matador Resources	4,949	281,400
Permian Resources, Cl A	24,831	337,702
TechnipFMC PLC	16,418	330,659

		2,067,402

Financials — 16.3%
Axis Capital Holdings	5,790	320,592
Columbia Banking System	17,730	473,037
First Horizon	32,885	465,652
First Interstate BancSystem, Cl A	15,767	484,835
Hancock Whitney	9,185	446,299
Hanover Insurance Group	2,834	344,104
Kemper	7,787	378,993
New York Community Bancorp	28,069	287,146
Redwood Trust ‡	45,568	337,659
SouthState	3,760	317,532
Synovus Financial	10,437	392,953
Wintrust Financial	3,845	356,624

		4,605,426

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — 9.5%
Amphastar Pharmaceuticals *	6,837	$422,869
Enovis *	5,011	280,716
Globus Medical, Cl A *	7,611	405,590
Halozyme Therapeutics *	12,290	454,239
LeMaitre Vascular	4,966	281,870
Merit Medical Systems *	5,444	413,526
Tenet Healthcare *	5,711	431,580

		2,690,390

Industrials — 17.2%
Brink’s	5,045	443,708
CACI International, Cl A *	1,207	390,899
Copa Holdings, Cl A	2,875	305,641
Energy Recovery *	15,305	288,346
Enerpac Tool Group, Cl A	12,920	401,683
Fluor *	12,608	493,855
Gibraltar Industries *	5,330	420,963
Hayward Holdings *	27,923	379,753
ITT	3,826	456,518
Mercury Systems *	8,488	310,406
SPX Technologies *	3,758	379,596
Stericycle *	2,771	137,331
XPO *	5,410	473,862

		4,882,561

Information Technology — 11.3%
Calix *	10,288	449,483
CommVault Systems *	3,560	284,266
DoubleVerify Holdings *	8,064	296,594
Extreme Networks *	15,413	271,885
Insight Enterprises *	1,511	267,734
Instructure Holdings *	10,600	286,306
Itron *	4,307	325,221
MACOM Technology Solutions Holdings *	3,198	297,254
nCino *	9,266	311,616
Rambus *	5,907	403,153

		3,193,512

Materials — 7.4%
AptarGroup	2,709	334,887
Aspen Aerogels *	25,452	401,632
ATI Inc. *	7,785	353,984
Axalta Coating Systems *	9,345	317,450
Hecla Mining	67,290	323,665

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials — continued
Tronox Holdings PLC	25,345	$358,885

		2,090,503

Real Estate — 8.6%
Agree Realty ‡	6,828	429,823
Alexander & Baldwin ‡	17,224	327,600
Armada Hoffler Properties ‡	23,703	293,206
Howard Hughes Holdings *	3,458	295,832
InvenTrust Properties ‡	13,901	352,251
Safehold ‡	17,035	398,619
STAG Industrial ‡	8,635	339,010

		2,436,341

Utilities — 3.0%
Northwest Natural Holding	7,313	284,768
OGE Energy	8,177	285,623
Portland General Electric	6,610	286,477

		856,868

TOTAL COMMON STOCK (Cost $23,505,299)		27,094,190

EXCHANGE TRADED FUND — 1.4%

SPDR S&P Biotech ETF	4,407	393,501

TOTAL EXCHANGE TRADED FUND (Cost $342,925)		393,501

TOTAL INVESTMENTS — 97.1% (Cost $23,848,224)		$27,487,691

Percentages are based on Net Assets of $28,315,749.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

MES-QH-001-1000